Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (246,610)	$ (4,821,989)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of convertible notes for services paid on behalf of XCF	50,000
Conversion of interest payable to common stock		9,651
Changes in operating assets and liabilities:
Interest payable	35,393	170,144
Professional fees payable	47,557	2,762,421
Receivable from related party		(11,699)
Related party payable		(5,000)
Other receivables		(814,395)
Accrued expenses and other current liabilities	43,924	84,374
Net cash used in operating activities	(69,736)	(2,626,493)
Cash flows from investing activities:
Construction in progress	(35,000)
Net cash used in investing activities	(35,000)
Cash flows from financing activities:
Proceeds from issuance of convertible notes	152,383	2,943,599
Subscription received		42,100
Repayment of notes		(64,679)
Receipt from related party	8,000	3,000
Net cash provided by financing activities	160,383	2,924,020
Cash at beginning of period		55,647
Cash at the end of period	55,647	353,174
Supplemental disclosure of cash flow information:
Cash paid during the year for interest		18,949
Supplemental disclosure of non-cash investing and financing activities:
Assumption of notes payable	1,439,095
Assumption of accrued expenses	90,756
Assumption of related party payable	5,000
Assumption of notes payable to related party	356,426
Assumption of interest payable	295,866
Common stock issued for conversion of debt	1,077,444	6,060,034
Common stock issued for asset acquisition	9,947,828
Acquisition of construction in progress and land	13,212,415
Conversion of loan fees to common stock		100,000
Convertible notes issued for Acquisition of Preferred Membership Units of New Rise SAF Renewables Limited Liability Company		$ 2,340,000